Group Cash Flow Statement (Parenthetical) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of cash flows [abstract]
Net cash outflows relating to adjusting items	£ (10)	£ 430